Document and Entity Information	0 Months Ended
Jun. 23, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 23, 2014
Registrant Name	LoCorr Investment Trust
Central Index Key	0001506768
Amendment Flag	false
Document Creation Date	Jun. 23, 2014
Document Effective Date	Jun. 23, 2014
Prospectus Date	Jun. 23, 2014
LoCorr Market Trend Fund | Class A
Risk/Return:
Trading Symbol	LOTAX
LoCorr Market Trend Fund | Class C
Risk/Return:
Trading Symbol	LOTCX
LoCorr Market Trend Fund | Class I
Risk/Return:
Trading Symbol	LOTIX